Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (1,845)	$ 29,810	$ 28,658
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain) loss on disposal of property, plant and equipment	344	(44)	(479)
Loss on disposal of intangible assets	94
Gain from disposal of other asset		(903)
Impairment of goodwill	0	606	0
Impairment of intangible assets	3,833
Amortization of acquired intangible assets	2,140	486	616
Amortization of land use rights	217	134	0
Inventory provision	3,142	10,504	2,186
Warranty provision	47	(246)	341
Accrual (reversal) of allowance for doubtful accounts	(1,606)	10,256	8,204
Depreciation of property, plant and equipment	3,615	3,160	2,769
Change in fair value of put option	150	150	123
Share-based compensation	1,170	2,172	1
Change in fair value of derivatives associated with convertible notes			(1,280)
Amortization of convertible notes interest			1
Deferred tax	104	(81)	(193)
Changes in operating assets and liabilities:
Accounts receivable	(250)	10,757	(3,356)
Inventories	(2,574)	(158)	5,104
Prepaid expenses and other current assets	(2,995)	(2,750)	8,927
Payments for land use rights		(10,889)
Accounts payable	2,231	534	(2,915)
Accrued expenses and other current liabilities	(8,677)	8,547	743
Advance from customers	610	739	2,730
Deferred revenue	3,908	(84)	(464)
Income tax payable	(698)	(1,486)	2,013
Net cash provided by operating activities	2,960	61,214	53,729
Investing activities:
Purchase of property, plant and equipment	(15,690)	(25,965)	(3,888)
Proceeds from sale of property, plant and equipment		45	57
Purchase of intangible assets	(5,820)		(334)
Cash acquired from business acquisition of Citylead, net of cash consideration paid of $500			10,683
Deposit received for disposal of other asset (Note 19)			2,773
Net cash provided by (used in) investing activities	(21,510)	(25,920)	9,291
Financing activities:
Capital contribution by noncontrolling shareholders	7,881	6,403
Proceeds from long-term borrowing			290
Proceeds from short-term borrowing	15,350
Net cash provided by financing activities	23,231	6,403	290
Effect of exchange rate changes on cash and cash equivalents	2,632	10,404	4,682
Net (decrease) increase in cash and cash equivalents	7,313	52,101	67,992
Cash and cash equivalents at the beginning of the year	250,637	198,536	130,544
Cash and cash equivalents at the end of the year	257,950	250,637	198,536
Cash paid during the year for:
Interest expenses			26
Income taxes	6,228	11,024	7,860
Non-cash investing and financing activities:
Share consideration issued in connection with the acquisition of Citylead (Note 3)			12,835
Conversion of the convertible notes (Note 15)			16,750
Capital contribution receivable from a noncontrolling shareholder	53	5,027
Receivable for disposal of other assets (Note 19)		$ 1,193